Decrease/(increase) in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Decrease/(increase) in working capital
Decrease/(increase) in inventories	R 1,913	R (12,281)	R (4,872)
Decrease/(increase) in trade receivables	9,002	(9,414)	(7,198)
(Decrease)/increase in trade payables	(2,865)	10,159	4,916
Decrease/(increase) in working capital	R 8,050	R (11,536)	R (7,154)